Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 575,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 84,870
Offering Note
(1)	Assumes exercise in full of the underwriters’ option to purchase up to 750,000 additional shares of Class A common stock.
(2)
In accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Tables” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3
(File
No. 333-270593)
in accordance with Rules 456(b) and 457(r) under the Securities Act.